Stock Based Compensation (Details 3) - Restricted Stock [Member] - shares	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award Equity Instruments Other Than Options Restricted Stock Line Items [Line Items]
Restricted shares outstanding, Beginning Balance		20,000
Granted	10,000	20,000
Vested	10,000	(40,000)
Forfeited
Restricted shares outstanding, Ending Balance